Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accrued Severance Pay, Net [Abstract]
GOODWILL

NOTE 13 — GOODWILL

	Three months ended March 31, 2023
(USD in thousands)	Verticals and technology	Food processing	Comprehensive platform service	Corporate and others	Online stock trading	Consolidated
Balance as of January 1, 2023	$19,788	-	81,459	-		$101,247
Impairment loss	-	-	-	-	-	-
Acquisitions in 2023	-	46,246	-	-	-	46,246
Adjustments to purchase price allocations	-	-	84,144	-	-	84,144
Balance as of March 31, 2023	19,788	46,246	165,603	-	-	$231,637

	Year ended December 31, 2022
(USD in thousands)	Verticals and technology	Food processing	Comprehensive platform service	Corporate and others	Online stock trading	Consolidated
Balance as of January 1, 2022	$19,788	-	-	$-	$-	$19,788
Impairment loss	-	-	-	-	-	-
Acquisitions in 2022	-	-	81,459	-	-	81,459
Balance as of December 31, 2022	19,788	-	81,459	-	-	$101,247

NOTE 20 — GOODWILL

	Year ended December 31, 2021
(USD in thousands)	Verticals and technology	Comprehensive platform service	Corporate and others (3)	Online stock trading	Consolidated

Balance as of January 1, 2021	$19,788	-	$2,617	$-	$22,405
Impairment loss	-	-	-	-	-
Acquisitions in 2021	-	-	-	-	-
Loss of control			(2,617)		(2,617)
Forex	-	-	-	-	-
Balance as of December 31, 2021	19,788	-	-		$19,788

	Year ended December 31, 2022
(USD in thousands)	Verticals and technology	Comprehensive platform service	Corporate and others (3)		Online stock trading	Consolidated

Balance as of January 1, 2022	$19,788	-	$		$-	$19,788
Impairment loss	-	-		-	-	-
Acquisitions in 2022	-	81,459		-	-	81,459
Loss of control				-		-
Forex	-	-		-	-	-
Balance as of December 31, 2022	19,788	81,459		-		$101,247